Federated Hermes Capital Income Fund
Portfolio of Investments
February 28, 2023 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—36.9%
		Communication Services—3.3%
42,883	[1]	Alphabet, Inc., Class A	$ 3,862,043
42,628	[1]	Alphabet, Inc., Class C	3,849,308
279,558		AT&T, Inc.	5,286,442
56,075		Comcast Corp., Class A	2,084,308
12,353	[1]	Meta Platforms, Inc.	2,161,034
4,809	[1]	Netflix, Inc.	1,549,123
38,650		Verizon Communications, Inc.	1,500,007
1,624,032		Vodafone Group PLC	1,948,018
16,302	[1]	Walt Disney Co.	1,623,842
48,944	[1]	Warner Bros. Discovery, Inc.	764,505
		TOTAL	24,628,630
		Consumer Discretionary—2.2%
18,279	[1]	Amazon.com, Inc.	1,722,430
21,177		Burberry Group PLC	626,884
17,871		D. R. Horton, Inc.	1,652,710
66,446		General Motors Co.	2,574,118
5,122		Home Depot, Inc.	1,518,878
8,609		McDonald’s Corp.	2,272,001
7,423		Nike, Inc., Class B	881,778
12,762		Starbucks Corp.	1,302,873
5,742		Target Corp.	967,527
71,718		The Wendy’s Co.	1,574,927
18,913		TJX Cos., Inc.	1,448,736
		TOTAL	16,542,862
		Consumer Staples—3.2%
6,835		Constellation Brands, Inc., Class A	1,528,990
4,309		Costco Wholesale Corp.	2,086,332
14,439		Estee Lauder Cos., Inc., Class A	3,509,399
8,131		Hershey Foods Corp.	1,937,780
34,233		Philip Morris International, Inc.	3,330,871
16,137		Procter & Gamble Co.	2,219,806
54,993		The Coca-Cola Co.	3,272,633
25,092		Unilever PLC	1,249,583
30,472		WalMart, Inc.	4,330,985
		TOTAL	23,466,379
		Energy—2.7%
26,339		Chevron Corp.	4,234,521
33,746		ConocoPhillips	3,487,649
59,536		Exxon Mobil Corp.	6,543,602
3,464		Pioneer Natural Resources, Inc.	694,220
30,807		Schlumberger Ltd.	1,639,241
14,501		TotalEnergies SE	896,974
17,743		Valero Energy Corp.	2,337,285
		TOTAL	19,833,492
		Financials—5.4%
32,592		Allstate Corp.	4,197,198
51,643		American International Group, Inc.	3,155,904
202,233		Bank of America Corp.	6,936,592
15,317		Chubb Ltd.	3,232,193

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
4,163		Goldman Sachs Group, Inc.	$ 1,463,919
17,217		Intercontinental Exchange, Inc.	1,752,691
49,697		JPMorgan Chase & Co.	7,124,065
5,354		LPL Financial Holdings, Inc.	1,336,144
11,424		Progressive Corp., OH	1,639,572
13,495		Raymond James Financial, Inc.	1,463,668
31,100		The Hartford Financial Services Group, Inc.	2,434,508
121,435		Wells Fargo & Co.	5,679,515
		TOTAL	40,415,969
		Health Care—5.6%
17,943		Abbott Laboratories	1,825,162
64,375	[1]	Avantor, Inc.	1,568,819
19,636		Bristol-Myers Squibb Co.	1,354,098
9,258		Danaher Corp.	2,291,633
150,542	[1]	Elanco Animal Health, Inc.	1,726,717
10,252		Eli Lilly & Co.	3,190,627
15,217		Gilead Sciences, Inc.	1,225,425
48,481		Johnson & Johnson	7,430,198
4,017		McKesson Corp.	1,405,187
9,825		Medtronic PLC	813,510
29,470		Merck & Co., Inc.	3,130,893
104,778		Pfizer, Inc.	4,250,843
9,505		Sanofi	890,020
25,890	[1]	Tenet Healthcare Corp.	1,515,342
5,132		Thermo Fisher Scientific, Inc.	2,780,312
9,994		UnitedHealth Group, Inc.	4,756,544
12,402		Zimmer Biomet Holdings, Inc.	1,536,236
		TOTAL	41,691,566
		Industrials—3.4%
9,049	[1]	Boeing Co.	1,823,826
6,578		Cummins, Inc.	1,598,980
1,846		Deere & Co.	773,917
10,340		Dover Corp.	1,549,966
10,238		Eaton Corp. PLC	1,790,933
12,354		Honeywell International, Inc.	2,365,544
8,194		Hunt (J.B.) Transportation Services, Inc.	1,481,393
28,150		Johnson Controls International PLC	1,765,568
10,870		L3Harris Technologies, Inc.	2,295,635
7,612		Parker-Hannifin Corp.	2,678,282
28,359		Stanley Black & Decker, Inc.	2,427,814
4,752		Union Pacific Corp.	984,995
3,465		United Rentals, Inc.	1,623,457
14,124		Waste Management, Inc.	2,115,210
		TOTAL	25,275,520
		Information Technology—6.4%
5,626		Accenture PLC	1,493,984
2,546	[1]	Adobe, Inc.	824,777
6,760		Analog Devices, Inc.	1,240,257
62,847		Apple, Inc.	9,264,276
7,040		Applied Materials, Inc.	817,696
5,128		Broadcom, Inc.	3,047,519
65,752		Cisco Systems, Inc.	3,183,712
104,888		Intel Corp.	2,614,858
25,925		Microchip Technology, Inc.	2,100,703

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
44,291		Microsoft Corp.	$ 11,047,061
16,809		MKS Instruments, Inc.	1,629,296
4,005		Motorola Solutions, Inc.	1,052,554
7,904		NVIDIA Corp.	1,834,993
19,013	[1]	PayPal Holdings, Inc.	1,399,357
10,260	[1]	Salesforce, Inc.	1,678,638
8,475		TE Connectivity Ltd.	1,079,037
15,572		Visa, Inc., Class A	3,424,906
		TOTAL	47,733,624
		Materials—1.7%
7,084		Albemarle Corp.	1,801,532
41,566		Freeport-McMoRan, Inc.	1,702,959
9,016		Linde PLC	3,140,904
16,884		LyondellBasell Industries N.V.	1,620,695
61,545	[1]	MP Materials Corp.	2,154,075
14,350		Vulcan Materials Co.	2,596,059
		TOTAL	13,016,224
		Real Estate—1.5%
11,241		American Tower Corp.	2,225,830
3,499		Equinix, Inc.	2,408,257
30,501		National Retail Properties, Inc.	1,382,305
17,775		ProLogis, Inc.	2,193,435
77,387		RLJ Lodging Trust	877,568
8,609		Simon Property Group, Inc.	1,051,073
8,048		Sun Communities, Inc.	1,151,991
		TOTAL	11,290,459
		Utilities—1.5%
152,005		CenterPoint Energy, Inc.	4,228,779
37,046		NextEra Energy, Inc.	2,631,378
68,671		Southern Co.	4,330,393
		TOTAL	11,190,550
		TOTAL COMMON STOCKS (IDENTIFIED COST $275,410,358)	275,085,275
		U.S. TREASURIES—11.7%
		U.S. Treasury Bond—5.3%
$46,700,000		United States Treasury Bond, 3.000%, 8/15/2052	39,287,673
		U.S. Treasury Note—6.4%
23,900,000		United States Treasury Note, 2.750%, 8/15/2032	21,718,970
21,400,000		United States Treasury Note, 3.000%, 7/31/2024	20,790,928
5,500,000		United States Treasury Note, 3.125%, 8/31/2027	5,246,946
		TOTAL	47,756,844
		TOTAL U.S. TREASURIES (IDENTIFIED COST $93,210,949)	87,044,517
		CORPORATE BONDS—3.4%
		Basic Industry - Metals & Mining—0.0%
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	163,835
75,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	66,603
35,000		Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	23,542
		TOTAL	253,980
		Capital Goods - Aerospace & Defense—0.2%
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	178,289
225,000		Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	197,440
30,000		Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	20,884
320,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	292,764

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Capital Goods - Aerospace & Defense—continued
$ 50,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	$ 48,109
130,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	119,195
170,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	157,062
100,000	Raytheon Technologies Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	99,552
	TOTAL	1,113,295
	Capital Goods - Building Materials—0.0%
40,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	34,928
180,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	164,930
	TOTAL	199,858
	Capital Goods - Construction Machinery—0.0%
220,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	208,725
	Capital Goods - Diversified Manufacturing—0.0%
25,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	21,624
90,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	78,468
100,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	87,275
60,000	Wabtec Corp., Sr. Unsecd. Note, 3.200%, 6/15/2025	56,512
	TOTAL	243,879
	Communications - Cable & Satellite—0.1%
95,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	88,784
400,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 2/15/2028	367,717
200,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	187,844
200,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	194,494
	TOTAL	838,839
	Communications - Media & Entertainment—0.1%
50,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	30,310
150,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	145,556
150,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	123,605
40,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	31,048
100,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 144A, 4.279%, 3/15/2032	86,385
100,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 144A, 5.050%, 3/15/2042	81,085
	TOTAL	497,989
	Communications - Telecom Wireless—0.1%
175,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	173,871
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 5.200%, 2/15/2049	135,474
100,000	T-Mobile USA, Inc., Sec. Fac. Bond, 2.700%, 3/15/2032	81,113
210,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	206,109
150,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	144,291
	TOTAL	740,858
	Communications - Telecom Wirelines—0.1%
200,000	AT&T, Inc., Sr. Unsecd. Note, 0.900%, 3/25/2024	190,770
200,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	179,774
85,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	59,589
190,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	171,687
150,000	Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2042	123,101
110,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	79,499
	TOTAL	804,420
	Consumer Cyclical - Automotive—0.1%
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	127,201
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	200,361
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	82,600
75,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	75,836
	TOTAL	485,998
	Consumer Cyclical - Retailers—0.1%
150,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	132,625

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$ 150,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	$ 107,771
80,000	AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	67,122
25,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	23,245
125,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	112,284
75,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	73,865
200,000	Home Depot, Inc., Sr. Unsecd. Note, 2.500%, 4/15/2027	182,935
150,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	134,010
	TOTAL	833,857
	Consumer Cyclical - Services—0.0%
200,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	191,082
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	74,037
	TOTAL	265,119
	Consumer Non-Cyclical - Food/Beverage—0.1%
250,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	229,478
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	129,764
45,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	33,673
200,000	Grupo Bimbo S.A.B. de C.V., Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	195,477
150,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	122,590
130,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	101,321
150,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	138,666
	TOTAL	950,969
	Consumer Non-Cyclical - Health Care—0.0%
55,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	44,610
125,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	81,517
150,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	140,626
	TOTAL	266,753
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
235,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	207,941
200,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	198,686
190,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	188,571
60,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	47,411
200,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	176,216
	TOTAL	818,825
	Consumer Non-Cyclical - Products—0.0%
65,000	Church & Dwight Co., Inc., Sr. Unsecd. Note, 2.300%, 12/15/2031	52,472
100,000	Procter & Gamble Co., Sr. Unsecd. Note, 3.000%, 3/25/2030	90,752
	TOTAL	143,224
	Consumer Non-Cyclical - Tobacco—0.1%
110,000	Altria Group, Inc., Sr. Unsecd. Note, 2.450%, 2/4/2032	83,106
85,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	53,977
150,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	151,861
320,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	319,568
	TOTAL	608,512
	Energy - Independent—0.0%
145,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	135,624
	Energy - Integrated—0.1%
50,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	47,818
300,000	Exxon Mobil Corp., Sr. Unsecd. Note, 3.482%, 3/19/2030	278,313
	TOTAL	326,131
	Energy - Midstream—0.1%
105,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	99,717
155,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	150,479
125,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	104,105
200,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	190,187

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 30,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	$ 26,143
	TOTAL	570,631
	Energy - Refining—0.0%
140,000	Valero Energy Corp., Sr. Unsecd. Note, 4.000%, 4/1/2029	132,346
	Financial Institution - Banking—0.8%
400,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	330,602
200,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	169,259
500,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	487,352
150,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	143,612
125,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.900%, 1/29/2024	123,241
175,000	Capital One Financial Corp., Sr. Unsecd. Note, 5.817%, 2/1/2034	170,068
800,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	744,524
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	239,097
70,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	69,151
100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	82,487
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 4/1/2025	240,899
300,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	278,876
250,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	238,441
250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.083%, 4/22/2026	232,254
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	82,443
600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	564,095
80,000	Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	76,016
100,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	94,202
350,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	360,785
100,000	Northern Trust Corp., Sub. Note, 6.125%, 11/2/2032	105,577
150,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.887%, 6/7/2029	126,376
210,000	Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	195,350
275,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	254,005
100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	85,255
100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	95,567
	TOTAL	5,589,534
	Financial Institution - Broker/Asset Mgr/Exchange—0.0%
50,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	38,795
	Financial Institution - Finance Companies—0.0%
175,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	136,273
75,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	72,933
80,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	79,690
	TOTAL	288,896
	Financial Institution - Insurance - Life—0.1%
200,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	174,416
340,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	265,125
	TOTAL	439,541
	Financial Institution - Insurance - P&C—0.1%
250,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	336,784
	Financial Institution - REIT - Apartment—0.1%
195,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	181,657
250,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 6/15/2024	244,464
	TOTAL	426,121
	Financial Institution - REIT - Healthcare—0.0%
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	190,355
110,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	89,747
	TOTAL	280,102
	Financial Institution - REIT - Office—0.1%
130,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	96,532

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—continued
$ 300,000	Boston Properties LP, Sr. Unsecd. Note, 4.500%, 12/1/2028	$ 278,780
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	28,271
	TOTAL	403,583
	Financial Institution - REIT - Other—0.0%
115,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	104,749
	Financial Institution - REIT - Retail—0.0%
160,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	148,930
	Technology—0.1%
95,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	85,603
5,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	3,623
155,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	137,811
135,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	128,444
150,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	134,247
100,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	104,149
250,000	Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	270,254
20,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 1.800%, 6/1/2026	17,615
125,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	124,651
40,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	34,560
35,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	26,560
	TOTAL	1,067,517
	Technology Services—0.0%
40,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	32,321
	Transportation - Airlines—0.3%
2,000,000	American Airlines Group, Inc., Conv. Bond, 6.500%, 7/1/2025	2,430,440
	Transportation - Railroads—0.0%
105,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.500%, 5/1/2050	76,597
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	55,396
	TOTAL	131,993
	Transportation - Services—0.0%
120,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	91,667
135,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2025	129,237
	TOTAL	220,904
	Utility - Electric—0.4%
80,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	80,047
75,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	61,113
150,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	123,184
125,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	126,531
100,000	Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	99,306
300,000	Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	286,386
290,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	273,572
30,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	23,876
80,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	66,758
280,000	Kansas City Power and Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	231,211
230,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	224,787
150,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.900%, 6/15/2028	126,888
100,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	96,819
130,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	108,910
150,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	143,927
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	280,806
45,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	38,336
175,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	164,526
280,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	263,821
45,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	38,209
	TOTAL	2,859,013

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—0.1%
$ 150,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	$ 149,477
250,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	209,603
		TOTAL	359,080
		TOTAL CORPORATE BONDS (IDENTIFIED COST $27,611,113)	25,598,135
		PREFERRED STOCKS—2.5%
		Consumer Discretionary—0.9%
26,800		Aptiv PLC, Conv. Pfd., Series A, 5.500%, Annual Dividend $5.50	3,420,216
30,913	[2]	AMZN, Issued by JP Morgan Chase & Co., ELN, 1.500%, 4/10/2023	2,943,226
		TOTAL	6,363,442
		Health Care—0.4%
62,000		Becton Dickinson & Co., Conv. Pfd., 6.000%, Annual Dividend $3.00	2,998,940
		Industrials—0.1%
25,000		Clarivate PLC, Conv. Pfd., 5.250%, Annual Dividend $5.25	1,102,750
		Utilities—1.1%
45,336		AES Corp., Conv. Bond, 6.875%, Annual Dividend $6.88	4,150,511
82,000	[1]	NextEra Energy, Inc., Conv. Pfd., 6.926%, Annual Dividend $3.46	3,673,600
		TOTAL	7,824,111
		PREFERRED STOCKS (IDENTIFIED COST $20,439,319)	18,289,243
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.1%
		Agency Commercial Mortgage-Backed Securities—0.3%
$ 1,025,000		FHLMC REMIC, Series K054, Class A2, 2.745%, 1/25/2026	961,635
977,563		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	855,936
600,000		FHLMC REMIC, Series K109, Class A2, 1.558%, 4/25/2030	493,526
		TOTAL	2,311,097
		Commercial Mortgage—0.8%
875,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	834,017
1,225,000	[3]	Bank 2018-BN15, Class A4, 4.407% (12-month USLIBOR +0.000%), 11/15/2061	1,171,384
2,000,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 7/15/2051	1,897,651
400,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	367,158
2,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	1,827,201
		TOTAL	6,097,411
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $9,355,339)	8,408,508
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.2%
		Commercial Mortgage—0.2%
285,000		Bank, Class A4, 3.394%, 3/15/2064	250,417
1,878,270		GS Mortgage-Backed Securities 2022-PJ3, Class A4, 2.500%, 8/25/2052	1,513,695
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,048,670)	1,764,112
		ASSET-BACKED SECURITY—0.1%
		Other—0.1%
735,775		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039 (IDENTIFIED COST $728,479)	692,514
		WARRANT—0.1%
		Materials—0.1%
4,803	[1]	Hercules, Inc., Warrants (IDENTIFIED COST $0)	562,401
		INVESTMENT COMPANIES—43.7%
11,526,885		Emerging Markets Core Fund	91,869,269
34,824,111		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 4.61%[4]	34,824,111
15,890,638		High Yield Bond Core Fund	84,220,383

Shares or Principal Amount		Value
	INVESTMENT COMPANIES—continued
13,770,131	Mortgage Core Fund	$115,255,998
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $401,312,052)	326,169,761
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $830,116,279)	743,614,466
	OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	1,949,073
	TOTAL NET ASSETS—100%	$745,563,539
At February 28, 2023, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	253	$51,542,820	June 2023	$(163,116)
United States Treasury Notes 5-Year Long Futures	355	$38,004,414	June 2023	$(47,912)
United States Treasury Notes 10-Year Long Futures	90	$10,049,063	June 2023	$7,639
United States Treasury Notes 10-Year Ultra Long Futures	449	$52,617,187	June 2023	$(54,691)
Short Futures:
United States Treasury Ultra Bond Short Futures	426	$57,536,625	June 2023	$273,969
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$15,889
The average notional value of long and short futures contracts held by the Fund throughout the period was $123,979,166 and $52,212,375, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 28, 2023, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 02/28/2023	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
CDX Index HY Series 39	Pay Periodic Fee on CDX	Pay	(5.000)%	12/20/2027	4.67%	$15,000,000	$(211,455)	$45,548	$(257,003)
TOTAL CREDIT DEFAULT SWAPS							$(211,455)	$45,548	$(257,003)
The average notional amount of swap contracts held by the Fund throughout the period was $30,000,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put options held by the Fund throughout the period was $75,025. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures and Swap Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2023, were as follows:
Affiliates	Value as of 11/30/2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 2/28/2023	Shares Held as of 2/28/2023	Dividend Income
Emerging Markets Core Fund	$81,091,429	$10,000,000	$—	$777,840	$—	$91,869,269	11,526,885	$1,580,333
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$43,085,160	$70,135,139	$(78,419,288)	$14,032	$9,068	$34,824,111	34,824,111	$531,601
High Yield Bond Core Fund	$84,061,474	$—	$—	$158,909	$—	$84,220,383	15,890,638	$1,426,281
Mortgage Core Fund	$144,159,638	$112,151	$(28,098,292)	$46,444	$(963,943)	$115,255,998	13,770,131	$1,283,653
TOTAL OF AFFILIATED TRANSACTIONS	$352,397,701	$80,247,290	$(106,517,580)	$997,225	$(954,875)	$326,169,761	76,011,765	$4,821,868

1	Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2023, these restricted securities amounted to $2,943,226, which represented 0.4% of total net assets.

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;

◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2023, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks	$269,473,796	$5,611,479	$—	$275,085,275
Preferred Stocks
Domestic	10,823,051	2,943,226	—	13,766,277
International	4,522,966	—	—	4,522,966
Debt Securities:
U.S. Treasuries	—	87,044,517	—	87,044,517
Corporate Bonds	—	25,598,135	—	25,598,135
Commercial Mortgage-Backed Securities	—	8,408,508	—	8,408,508
Collateralized Mortgage Obligations	—	1,764,112	—	1,764,112
Asset-Backed Security	—	692,514	—	692,514
Warrant	—	562,401	—	562,401
Investment Companies	326,169,761	—	—	326,169,761
TOTAL SECURITIES	$610,989,574	$132,624,892	$—	$743,614,466
Other Financial Instruments:
Assets
Futures Contracts	$281,608	$—	$—	$281,608
Liabilities
Futures Contracts	(265,719)	—	—	(265,719)
Swap Contracts	(211,455)	—	—	(211,455)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(195,566)	$—	$—	$(195,566)

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
ELN	—Equity-Linked Notes
FHLMC	—Federal Home Loan Mortgage Corporation
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit